INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	$ 34,902	$ 31,289	$ 29,130
Set-off against deferred income tax liabilities	(34,902)	(31,289)	(29,130)
Deferred income tax assets-per balance sheet	0	0	0
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(43,826)	(44,252)	(46,552)
Set-off of deferred income tax assets	34,902	31,289	29,130
Deferred income tax liabilities-per balance sheet	(8,924)	(12,963)	(17,422)
Property, plant and equipment, net
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	387	381	977
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(41,949)	(42,307)	(44,042)
Post-employment benefits
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	590	600	617
Reclamation Obligations
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	9,561	8,798	8,296
Tax loss carry forwards
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	15,827	13,346	11,718
Other
DisclosureOfDeferredIncomeTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred income tax assets-gross	8,537	8,164	7,522
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(1,135)	(1,203)	(1,132)
Inventory
Deferred income tax liabilities:
Deferred income tax liabilities-gross	(742)	(742)	(741)
Investments
Deferred income tax liabilities:
Deferred income tax liabilities-gross	$ 0	0	(651)
Investments in associates
Deferred income tax liabilities:
Deferred income tax liabilities-gross		$ 0	$ 14